Inventories (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
	March 31, 2021	June 30, 2020
Finished goods – ice cream	$194,205	$195,817
Raw material – ingredients	83,416	26,309
Packaging	67,293	53,479
TOTAL	$344,914	$275,605

	2020	2019
Finished Goods-bars	$-	$30,800
Finished Goods-ice cream	195,817	346,229
Raw materials - ingredients	26,309	25,477
Packaging	53,479	3,933
TOTAL	$275,605	$406,439